Income tax (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income tax [Line Items]
Profit (Loss) before tax		$ 25,308	$ (48,842)	$ (301,620)
Tax losses from non-taxable jurisdictions		22,708	12,318	15,852
Taxable profit (loss)		48,016	(36,524)	(285,768)
Income tax calculated at domestic tax rates applicable to Profit (Losses) Income in the respective countries		(31,107)	(809)	62,589
Tax losses where no deferred tax benefit is recognised		(8,111)	(6,616)	(16,325)
Effect of currency translation on tax base		(2,330)	(2,840)	(6,776)
Changes in the income tax rate (Note 16)		542	220	(625)
Non recoverable tax loss carry-forwards		0	0	(15,537)
Non-taxable results	[1]	(2,139)	(1,759)	(6,272)
Income tax		$ (43,145)	$ (11,804)	$ 17,054

[1]	Includes non-deductible expenses in each jurisdiction and changes in the estimation of deferred tax assets and liabilities.